Schedule of prepaid expenses and other current assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 467,068	$ 41,105
Security deposits	150,000	300,000
Prepaid income sharing	55,470
VAT receivables	815
Prepaid expenses and other current assets	$ 673,353	$ 341,105